CONCENTRATIONS (Details)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Another Customer [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		19.70%
China National Petroleum Corporation | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.70%	62.60%
China National Petroleum Corporation | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.80%
SINOPEC [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.90%	13.10%